Share based payment reserve (Tables)	6 Months Ended
Feb. 28, 2022
Schedule of reserve for share based payments

Period/year ended	February 28, 2022	August 31, 2021
Balance at beginning of period/year	$5,680	$2,748
Share based compensation – Common shares (Note 17)	1,513	2,933
Transfer of reserve on exercise of options	-	(1)
Balance at end of period/year	$7,193	$5,680

Schedule of continuity of outstanding stock options

	Number of stock options	Weighted average exercise price per share
Balance – August 31, 2020	7,352,000	CAD $0.41
Options exercised	(1,000)	CAD $0.40
Balance – August 31, 2021	7,351,000	CAD $0.41
Options exercised	(450,000)	CAD $0.42
Balance – February 28, 2022	6,901,000	CAD $0.41

Schedule of Options to purchase common shares carry exercise prices and terms to maturity

				Remaining
Exercise price (1)	Number of options		Expiry	contractual
Outstanding $	Outstanding	Exercisable	Date	life (years) (1)
CAD $0.40	3,519,000	3,519,000	October 11, 2026	4.6
CAD $0.43	3,282,000	3,282,000	September 29, 2026	4.6
CAD $0.35	100,000	100,000	January 2, 2027	4.8
CAD $0.41	6,901,000	6,901,000		4.6

(1)	Total represents weighted average.